Transactions and Balances with Related Parties (Narrative) (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)
Kanir and Meisaf [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee	$ 400	€ 394	₪ 1,386,000
Kanir and Keystone R.P. Holdings and Investments Ltd [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee		€ 511	1,800,000
Keystone [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee			1,140,000
Kanir [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee			₪ 660